EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Basic:
Net income attributable to CNH Industrial	$ 323	$ (942)	$ 1,421	$ (657)
Weighted average common shares outstanding—basic (in shares)	1,354,000	1,351,000	1,354,000	1,351,000
Basic earnings (loss) per share (in usd per share)	$ 0.24	$ (0.70)	$ 1.05	$ (0.49)
Diluted:
Net income attributable to CNH Industrial	$ 323	$ (942)	$ 1,421	$ (657)
Weighted average common shares outstanding—basic (in shares)	1,354,000	1,351,000	1,354,000	1,351,000
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	7,000	0	6,000	0
Weighted average common shares outstanding—diluted (in shares)	1,361,000	1,351,000	1,360,000	1,351,000
Diluted earnings (loss) per share (in usd per share)	$ 0.24	$ (0.70)	$ 1.04	$ (0.49)
Antidilutive securities excluded from EPS computation (in shares)	131		252